Derivative Warrant Liabilities (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2020 shares
Class of Warrant or Right
Warrants outstanding | shares			0
Private Placement Warrants
Class of Warrant or Right
Warrants outstanding | shares	10,280,000	10,280,000
Private Placement Warrants | Class A ordinary shares
Class of Warrant or Right
Exercise price of warrants	$ 11.50
Public Warrants
Class of Warrant or Right
Warrants outstanding | shares	20,700,000	20,700,000
Exercise price of warrants	$ 11.50	$ 11.50
Maximum threshold period for filing registration statement after business combination	15 days	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public warrants expiration term	5 years	5 years
Public Warrants | Class A ordinary shares
Class of Warrant or Right
Threshold consecutive trading days for redemption of public warrants | D	10	10
Share price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceed	60.00%	60.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption period	30 days	30 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | D	20	20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Redemption period	30 days	30 days
Redemption price per public warrant (in dollars per share)	$ 10.00	$ 10.00